Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 96,137	$ 81,166
Total current	3,972,854	3,731,163
Total loans	4,068,991	3,812,329
30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	33,015	20,739
60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	10,666	11,665
More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	52,456	48,762
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	11,362	8,487
Total current	641,259	537,389
Total loans	652,621	545,876
Commercial loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	231	0
Commercial loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	1,005
Commercial loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	11,131	7,482
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2	1
Total current	33,092	21,522
Total loans	33,094	21,523
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2	1
Commercial loans | Governments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3,750	0
Total current	101,914	153,401
Total loans	105,664	153,401
Commercial loans | Governments | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	3,750	0
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	7,610	8,486
Total current	506,253	362,466
Total loans	513,863	370,952
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	231	0
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	1,005
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	7,379	7,481
Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	6,181	5,173
Total current	569,463	578,905
Total loans	575,644	584,078
Commercial real estate loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	837	392
Commercial real estate loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,282	0
Commercial real estate loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4,062	4,781
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	6,181	5,173
Total current	490,794	530,662
Total loans	496,975	535,835
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	837	392
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,282	0
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4,062	4,781
Commercial real estate loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Total current	78,669	48,243
Total loans	78,669	48,243
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2,326	2,585
Total current	178,364	185,090
Total loans	180,690	187,675
Consumer loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	932	1,226
Consumer loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	525	518
Consumer loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	869	841
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4	4
Total current	12,882	8,357
Total loans	12,886	8,361
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4	4
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	316	245
Total current	19,908	19,050
Total loans	20,224	19,295
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	125	7
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	29	12
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	162	226
Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	790	769
Total current	83,299	78,236
Total loans	84,089	79,005
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	351	422
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	313	177
Consumer loans | Credit card | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	126	170
Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,216	1,567
Total current	62,275	79,447
Total loans	63,491	81,014
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	456	797
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	183	329
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	577	441
Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	76,268	64,921
Total current	2,583,768	2,429,779
Total loans	2,660,036	2,494,700
Residential mortgage loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	31,015	19,121
Residential mortgage loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	8,859	10,142
Residential mortgage loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 36,394	$ 35,658